Document and Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Document and Entity Information:
Entity Registrant Name	DRAGON JADE INTERNATIONAL LTD
Document Type	20-F
Document Period End Date	Mar. 31, 2018
Trading Symbol	dgji
Amendment Flag	true
Amendment Description	Amendment 1
Entity Central Index Key	0001456787
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		57,023,319
Entity Public Float		$ 1,133,300
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY